Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Schedule of Amounts Associated with Amortization of Initial Payments for New Contracts and Equity Method Investments
The following table presents the amounts associated with such amortization:

	Three months ended March 31,
(in millions)	2015	2014
Amortization of initial payments for new contracts	$11	$11
Amortization related to equity method investments	15	16

The following table presents the amounts associated with such amortization:

	Year ended December 31,
(in millions)	2014	2013	2012
Amortization of initial payments for new contracts	$45	$42	$44
Amortization related to equity method investments	62	79	95

Schedule of Amounts Associated with Processing Services Revenue
Interchange fees and assessments charged by credit card associations to the Company’s consolidated subsidiaries and network fees related to PIN-debit transactions charged by debit networks are as follows:

	Three months ended March 31,
(in millions)	2015	2014
Interchange fees and assessments	$4,965	$4,721
Debit network fees	710	719

Interchange fees and assessments charged by credit card associations to the Company’s consolidated subsidiaries and network fees related to PIN-debit transactions charged by debit networks are as follows:

	Year ended December 31,
(in millions)	2014	2013	2012
Interchange fees and assessments	$20,406	$19,368	$18,373
Debit network fees	2,965	2,915	2,786

Schedule of Accrued Warranty and Recovery Balances	The following table presents the accrued warranty and recovery balances:

	As of December 31,
(in millions)	2014	2013
Accrued warranty balances	$9	$9
Accrued recovery balances	25	27

Schedule of Amounts Charged to Expense for the Depreciation and Amortization of Property and Equipment, Including Equipment under Capital Lease
The following table presents the amounts charged to expense for the depreciation and amortization of property and equipment, including equipment under capital lease:

Year ended December 31,
(in millions)	Amount
2014	$286
2013	288
2012	285

Schedule of Goodwill
The following table presents changes to goodwill for the years ended December 31, 2013 and 2014:

(in millions)	Global Business Solutions	Global Financial Solutions	Network & Security Solutions	Divested Operations	Totals
Balance as of January 1, 2013
Goodwill	$15,909	$2,228	$2,205	$181	$20,523
Accumulated impairment losses	(1,363)	(683)	(1,013)	(181)	(3,240)
	14,546	1,545	1,192	—	17,283
Acquisitions	24	—	—	—	24
Other adjustments (primarily foreign currency)	(41)	(18)	—	—	(59)
Balance as of December 31, 2013
Goodwill	15,892	2,210	2,205	181	20,488
Accumulated impairment losses	(1,363)	(683)	(1,013)	(181)	(3,240)
	14,529	1,527	1,192	—	17,248
Acquisitions	—	—	33	—	33
Other adjustments (primarily foreign currency)	(180)	(84)	—	—	(264)
Balance as of December 31, 2014
Goodwill	15,712	2,126	2,238	181	20,257
Accumulated impairment losses	(1,363)	(683)	(1,013)	(181)	(3,240)
	$14,349	$1,443	$1,225	$—	$17,017

Schedule of Intangible Amortization Expense Associated with Customer Relationships and Other Intangibles, Including Amortization Associated with Investments in Affiliates
The intangible amortization expense associated with customer relationships and other intangibles, including amortization associated with investments in affiliates, was as follows:

Year ended December 31,
(in millions)	Amount
2014	$877
2013	924
2012	1,046

Schedule of Components of Other Intangibles
The following table provides the components of other intangibles:

	As of December 31,
	2014			2013
		Accumulated	Net of Accumulated		Accumulated	Net of Accumulated
(in millions)	Cost	Amortization	Amortization	Cost	Amortization	Amortization
Customer relationships	$7,475	$(4,871)	$2,604	$7,580	$(4,418)	$3,162

Other intangibles:
Conversion costs	$205	$(89)	$116	$167	$(71)	$96
Contract costs	235	(131)	104	218	(111)	107
Software	1,856	(1,415)	441	1,649	(1,264)	385
Other, including trade names	1,414	(330)	1,084	1,429	(297)	1,132
Total other intangibles	$3,710	$(1,965)	$1,745	$3,463	$(1,743)	$1,720

Schedule of Estimated Future Aggregate Amortization Expense	The estimated future aggregate amortization expense for the next five years is as follows:

Year ended December 31,
(in millions)	Amount
2015	$751
2016	588
2017	486
2018	419
2019	365